Significant Risks (Tables)	12 Months Ended
Sep. 30, 2025
Significant Risks
Schedule of Concentration Risk of Customers

For the years ended September 30, 2025, and 2024, customers who accounted for 10% or more of the Company’s revenues and their respective outstanding balances at year end dates, are presented as follows:

	Year ended September 30, 2025		As of September 30, 2025
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer A	$1,628,015	51%	$364,473	61%
Customer B	586,399	19%	120,236	20%
Customer C	424,728	13%	-	-%
Customer D	409,311	13%	113,598	19%
Total:	$3,048,453	96%	$598,307	100%

	Year ended September 30, 2024		As of September 30, 2024
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer C	$891,269	44%	$722,308	43%
Customer B	540,771	27%	620,022	37%
Total:	$1,432,040	71%	$1,342,330	80%

	Year ended September 30, 2023		As of September 30, 2023
Customer	Revenue	Percentage of revenue	Receivables from customers, gross	Percentage of receivables from customers, gross
Customer E	$255,352	30%	$-	-%
Customer F	127,676	15%	-	-%
Total:	$383,028	45%	$-	-%